Leases - Summary of amounts recognized in the consolidated statement of income and comprehensive income (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases
Interest on lease liabilities	₽ 6,776	₽ 8,430	₽ 13,966	₽ 17,207
Depreciation charge on right-of-use assets	18,733	18,620	37,541	37,074
Expenses relating to short-term leases	4,116	4,191	8,411	8,442
Total	₽ 29,625	₽ 31,241	₽ 59,918	₽ 62,723